Operating Segments (Tables)	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Schedule of Reporting on Operating Segments Geographic Region
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Six months period ended June 30, 2023
Revenues	$55,001	$13,152	$68,153
Gross profit	$24,585	$1,690	$26,275
Unallocated corporate expenses			(23,355)
Finance expenses, net			(2,811)
Income before taxes on income			$109
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Six months period ended June 30, 2022
Revenues	$41,618	$10,065	$51,683
Gross profit	$16,913	$1,629	$18,542
Unallocated corporate expenses			(20,590)
Finance expenses, net			(3,651)
Income before taxes on income			$(5,699)
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended June 30, 2023
Revenues	$34,940	$6,503	$37,443
Gross profit	$13,748	$688	$14,436
Unallocated corporate expenses			(11,805)
Finance expenses, net			(726)
Income before taxes on income			$1,905
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended June 30, 2022
Revenues	$18,607	$4,983	$23,590
Gross profit	$6,351	$899	$7,240
Unallocated corporate expenses			(9,534)
Finance expenses, net			(1,618)
Income before taxes on income			$(3,912)

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Year Ended December 31, 2022
Revenues	$102,598	$26,741	$129,339
Gross profit	$44,369	$2,334	$46,703
Unallocated corporate expenses			(42,171)
Finance expenses, net			(6,791)
Income before taxes on income			$(2,259)

Schedule of Reporting on Operating Segments Geographic Region
	Six months period ended June 30, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$36,856	$-	$36,856
Israel	2,101	13,152	15,252
Europe	3,550	-	3,550
Latin America	9,931	-	9,931
Asia	2,480	-	2,480
Others	83	-	83
	$55,001	$13,152	$68,153

	Six months period ended June 30, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$28,562	$-	$28,562
Israel	2,254	10,065	12,319
Europe	5,149	-	5,149
Latin America	3,526	-	3,526
Asia	1,760	-	1,760
Others	367	-	367
	$41,618	$10,065	$51,683
	Three months period ended June 30, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$20,026	$-	$20,026
Israel	1,107	6,503	7,610
Europe	216	-	216
Latin America	8,615	-	8,615
Asia	930	-	930
Others	46	-	46
	$30,940	$6,503	$37,443
	Three months period ended June 30, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$11,611	$-	$11,611
Israel	627	4,983	5,610
Europe	4,097	-	4,097
Latin America	1,496	-	1,496
Asia	776	-	776
Others	-	-	-
	$18,607	$4,983	$23,590
	Year ended December 31, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A and North America	$75,851	$-	$75,851
Israel	5,290	26,741	32,031
Europe	5,277	-	5,277
Latin America	11,293	-	11,293
Asia	4,581	-	4,581
Others	305	-	305
	$102,597	$26,741	$129,338